Label	Element	Value
MFS® Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is December 11, 2020.
MFS® Aggressive Growth Allocation Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Aggressive Growth Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective immediately, the following is added after the sixth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information":

The Board of Trustees of the fund has approved modifications to the underlying fund selections and underlying fund target allocations of the fund. The transition to the revised underlying fund selections and underlying fund allocations will commence on or about May 1, 2021, and will be completed by July 31, 2021, although these dates could change based on market conditions and other factors.

As of July 31, 2021, the fund's target allocation among underlying funds is expected to be:

Bond Funds:	0.0%
International Stock Funds:	30.0%
MFS Emerging Markets Equity Fund	3.0%
MFS International Growth Fund	5.0%
MFS International Intrinsic Value Fund	5.0%
MFS International Large Cap Value Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	8.0%
U.S. Stock Funds:	60.0%
MFS Growth Fund	12.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Research Fund	11.0%
MFS Value Fund	12.0%
Specialty Funds:	10.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.